Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income / (loss)	$ (132,336)	$ 95,298	$ 134,761
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	224,479	162,532	75,092
Loss from disposal of assets	133	754	1,458
Commitments fees on undrawn line of credit	0	0	6,375
Amortization of deferred financing fees	12,944	17,778	0
Net amortization of fair value of acquired drilling contracts	0	1,170	1,222
Amortization of cash flow hedge reserve	22,904	9,816	(21,523)
Interest income on restricted cash related to to drillships	0	(4,318)	(6,205)
Change in fair value of derivatives	(16,063)	(15,114)	33,119
Amortization of stock based compensation	613	0	0
Other non cash items	16,961	12,817	0
Changes in operating assets and liabilities:
Trade accounts receivable	(24,040)	(98,937)	41,200
Other current and non-current assets	(56,938)	(48,409)	(4,863)
Deferred taxes	0	(209)	209
Accounts payable and other current and non-current liabilities	45,867	28,287	(9,390)
Pension liability	874	1,002	1,416
Accrued liabilities	52,253	59,002	5,022
Deferred revenue	97,552	3,693	1,805
Security deposits for derivatives	33,100	45,500	(37,900)
Net Cash Provided by Operating Activities	278,303	270,662	221,798
Cash Flows from Investing Activities:
Advances for drillships under construction	(212,185)	(1,864,862)	(705,022)
Down payment for drilling rigs under construction and other improvements	0	0	(294,569)
Drillship options	0	0	(99,024)
Drilling rigs, drillships machinery, equipment and other improvements	(97,869)	(78,480)	(6,834)
Fixed assets disposal	180	12	0
(Increase) / decrease in restricted cash	(10,595)	385,011	(335,898)
Rig upgrades	0	(3,182)	0
Net Cash Used in Investing Activities	(320,469)	(1,561,501)	(1,441,347)
Cash Flows from Financing Activities:
Capital contribution by Dryships Inc	0	0	540,321
Net proceeds from the issuance of common shares	0	0	488,301
Proceeds from short/long-term credit facilities, term loans and senior notes	800,000	2,420,476	308,250
Proceeds from intercompany loan	0	175,500	0
Principal payments and repayments of short/ long-term debt	(671,667)	(926,666)	(247,717)
Repayment of intercompany loan	0	(175,500)	0
Payment of financing costs, net	(19,679)	(47,800)	(8,094)
Net Cash Provided by Financing Activities	108,654	1,446,010	1,081,061
Net (decrease)/ increase in cash and cash equivalents	66,488	155,171	(138,488)
Cash and cash equivalents at beginning of years	250,878	95,707	234,195
Cash and cash equivalents at end of years	317,366	250,878	95,707
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest, net of amount capitalized	73,219	32,164	43,203
Income taxes	$ 45,450	$ 23,199	$ 19,803